Servicer and Protective Advances, Net - Summary of Servicer and Protective Advances, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Uncategorized [Abstract]
Servicer advances		$ 53,473	$ 48,120
Protective advances		1,380,199	149,041
Total servicer and protective advances		1,433,672	197,161
Less: Allowance for uncollectible advances	(79,972)	(52,238)	(24,114)	(17,408)	(14,156)
Servicer and protective advances, net	$ 1,595,950	$ 1,381,434	$ 173,047